RENTAL INCOME (Schedule of future minimum non-cancelable rental income) (Details)	Jul. 31, 2018 USD ($)
2019	$ 16,303,968
2020	13,848,000
2021	12,547,506
2022	10,231,462
2023	10,725,269
After 2023	70,150,662
Total	133,806,867
Company Owned Property [Member]
2019	10,702,102
2020	9,775,733
2021	9,331,495
2022	7,352,730
2023	8,261,901
After 2023	56,946,159
Total	102,370,120
Leased Property [Member]
2019	5,601,866
2020	4,072,267
2021	3,216,011
2022	2,878,732
2023	2,463,368
After 2023	13,204,503
Total	$ 31,436,747